CONTRACTS IN PROGRESS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Construction Contracts [Abstract]
Contract costs incurred to date	$ 13,519	$ 11,241	$ 21,066
Profit recognized to date (less recognized losses)	170	203	2,055
Contract costs incurred and profit recognized (less recognized losses)	13,689	11,444	23,121
Less: progress billings	(13,990)	(11,692)	(23,876)
Contract work in progress (liability)	(301)	(248)	(755)
Comprising:
Amounts due from customers — work in progress	200	170	469
Amounts due to customers — creditors	(501)	(418)	(1,224)
Contract work in progress (liability)	(301)	$ (248)	$ (755)
Decrease through right to consideration becoming unconditional, contract assets	(2,874)
Increase in amounts due from customers asset, additions to work in progress	2,859
Dispositions	(15)
Decrease in amounts due from customers liability, recognized revenue	(361)
Increase in amounts due from customers liability, additions to work in progress	311
Decrease from other changes in contract liabilities	$ (33)